Debt (Schedule of Long-Term Debt) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Debt
Term loan	$ 185,000	$ 200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972
Long-term debt and capital lease obligations, including current maturities	524,663	541,377
Less current installments	(22,091)	(16,866)
Long-term debt, less current installments	$ 502,572	$ 524,511